CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 42,712	£ 40,213
Items in course of collection from banks	692	645
Financial assets at fair value through profit or loss	6,904	23,256
Derivative financial instruments	10,748	11,293
At amortised cost:
Loans and advances to banks	4,202	3,692
Loans and advances to customers	472,187	464,044
Debt securities	5,318	5,095
Due from fellow Lloyds Banking Group undertakings	1,887	1,878
Total financial assets at amortised cost	483,594	474,709
Financial assets at fair value through other comprehensive income	26,680	24,368
Goodwill	474	474
Other intangible assets	3,589	3,322
Property, plant and equipment	9,855	8,515
Current tax recoverable	2	1
Deferred tax assets	3,076	3,222
Retirement benefit assets	1,509	1,267
Other assets	3,084	2,239
Total assets	592,919	593,524
Liabilities
Deposits from banks	29,984	26,263
Customer deposits	394,233	391,251
Due to fellow Lloyds Banking Group undertakings	17,514	19,663
Items in course of transmission to banks	467	615
Financial liabilities at fair value through profit or loss	8,237	17,730
Derivative financial instruments	9,675	10,911
Notes in circulation	1,042	1,104
Debt securities in issue	69,341	64,533
Other liabilities	6,332	4,335
Retirement benefit obligations	250	245
Current tax liabilities	506	354
Deferred tax liabilities	1
Other provisions	2,582	4,025
Subordinated liabilities	12,432	12,745
Total liabilities	552,596	553,774
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	7,416	6,965
Retained profits	27,436	27,321
Shareholders' equity	37,026	36,460
Other equity instruments	3,217	3,217
Total equity excluding non-controlling interests	40,243	39,677
Non-controlling interests	80	73
Total equity	40,323	39,750
Total equity and liabilities	£ 592,919	£ 593,524